SCHEDULE 1	12 Months Ended
Jun. 30, 2013
Note To Schedule 1 [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
SCHEDULE 1
NOAH EDUCATION HOLDINGS LIMITED
BALANCE SHEETS

	As of June 30,
	2012	2013	2013
	RMB	RMB	US$
Assets
Current assets
Cash and cash equivalents	47,996,131	29,924,575	4,875,774
Amounts due from subsidiaries	188,283,453	196,169,569	31,962,976
Prepaid expenses and other current assets	432,509	821,546	133,859
Total current assets	236,712,093	226,915,690	36,972,609
Investments in subsidiaries	472,757,114	502,308,602	81,843,876
Investments	10,929,427	8,353,602	1,361,098
Total assets	720,398,634	737,577,894	120,177,583

Liabilities and Shareholders' Equity
Current Liabilities
Other payables and accruals	2,380,545	2,508,549	408,732
Deferred revenue	1,355,198	1,323,873	215,706
Total current liabilities	3,735,743	3,832,422	624,438
Non-current Liability
Deferred revenue	1,694,212	331,043	53,939
Total liabilities	5,429,955	4,163,465	678,377
Shareholders' Equity
Ordinary shares, US$0.00005 par value; 1,000,000,000 shares authorized as of June 30, 2012 and 2013; 36,569,866 and 36,563,991 shares issued and outstanding as of June 30, 2012 and 2013, respectively	14,843	14,841	2,418
Additional paid-in capital	1,046,863,605	1,047,772,763	170,719,321
Accumulated other comprehensive loss	(124,039,206)	(123,518,246)	(20,125,500)
Accumulated losses	(207,870,563)	(190,854,929)	(31,097,033)
Total shareholders' equity	714,968,679	733,414,429	119,499,206
Total liabilities and shareholders' equity	720,398,634	737,577,894	120,177,583

NOAH EDUCATION HOLDINGS LIMITED
STATEMENTS OF INCOME

	Years ended June 30,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

General and administrative expenses	(16,074,443)	(9,291,827)	(8,029,198)	(1,308,241)
Other operating expenses	(9,225,574)	(465,856)	(519)	(85)
Operating loss	(25,300,017)	(9,757,683)	(8,029,717)	(1,308,326)
Investment loss	(3,397,269)	(809,270)	(6,390,487)	(1,041,237)
Interest income	674	176,203	535,095	87,186
Non-operating income	1,538,027	1,470,767	1,793,009	292,145
Loss on disposal of ELP business	(486,628,367)	-	-	-
Loss before income tax	(513,786,952)	(8,919,983)	(12,092,100)	(1,970,232)
Income tax expenses	-	-	-	-
Loss after tax	(513,786,952)	(8,919,983)	(12,092,100)	(1,970,232)
Share of net profits (loss) of subsidiaries, net of taxes	102,449,908	(44,637,902)	29,107,734	4,742,681
Net (loss) income	(411,337,044)	(53,557,885)	17,015,634	2,772,449

NOAH EDUCATION HOLDINGS LIMITED
STATEMENTS OF COMPREHENSIVE INCOME

	Year ended June 30,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Net income (loss)	(411,337,044)	(53,557,885)	17,015,634	2,772,449
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustments	(36,155,598)	(3,899,857)	(3,417,467)	(556,826)
Unrealized loss on available-for-sale	(12,523,254)	(810,425)	(1,830,837)	(298,308)
Reclassification adjustment upon impairment	-	-	5,769,262	940,017
Disposal of subsidiaries	18,301,552	-	-	-
Total comprehensive income (loss)	(441,714,344)	(58,268,167)	17,536,592	2,857,332

NOAH EDUCATION HOLDINGS LIMITED
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY

				Accumulated
			Additional	other	Accumulated	Total
	Ordinary shares		paid-in	comprehensive	income	shareholders'
	Share	Amount	capital	loss	(losses)	equity
		RMB	RMB	RMB	RMB	RMB

As of July 1, 2010	37,613,701	15,195	1,049,366,056	(88,951,624)	256,593,943	1,217,023,570
Issue of shares as employee compensation	150,000	49	2,429,120	-	-	2,429,169
Share repurchase	(1,375,478)	(458)	(18,404,391)	-	-	(18,404,849)
Exercise of share options	39,628	13	386,445	-	-	386,458
Net loss	-	-	-	-	(411,337,044)	(411,337,044)
Share-based compensation	-	-	9,008,496	-	-	9,008,496
Cumulative translation adjustment, net of tax	-	-	-	(36,155,598)	-	(36,155,598)
Unrealized loss on available-for-sale investment, net of tax	-	-	-	(12,523,254)	-	(12,523,254)
Disposal of subsidiaries	-	-	-	18,301,552	-	18,301,552
Acquisition of subsidiaries	-	-	-	-	430,423	430,423
As of June 30, 2011	36,427,851	14,799	1,042,785,726	(119,328,924)	(154,312,678)	769,158,923

Issue of shares as employee compensation
Share repurchase	(26,195)	(9)	(254,502)	-	-	(254,511)
Exercise of share options	168,210	53	1,572,375	-	-	1,572,428
Net loss	-	-	-	-	(53,557,885)	(53,557,885)
Share-based compensation	-	-	2,760,006	-	-	2,760,006
Cumulative translation adjustment, net of tax	-	-	-	(3,899,857)	-	(3,899,857)
Unrealized loss on available-for-sale investment, net of tax	-	-	-	(810,425)	-	(810,425)
As of June 30, 2012	36,569,866	14,843	1,046,863,605	(124,039,206)	(207,870,563)	714,968,679

Issue of shares as employee compensation
Share repurchase	(5,875)	(2)	(51,179)	-	-	(51,181)
Net income	-	-	-	-	17,015,634	17,015,634
Share-based compensation	-	-	960,337	-	-	960,337
Cumulative translation adjustment, net of tax	-	-	-	(3,417,465)	-	(3,417,465)
Unrealized loss on available-for-sale investment, net of tax	-	-	-	(1,830,837)	-	(1,830,837)
Reclassification adjustment upon impairment	-	-	-	5,769,262	-	5,769,262
As of June 30, 2013	36,563,991	14,841	1,047,772,763	(123,518,246)	(190,854,929)	733,414,429
As of June 30, 2013 (US$)		2,418	170,719,321	(20,125,500)	(31,097,033)	119,499,206

NOAH EDUCATION HOLDINGS LIMITED
STATEMENTS OF CASH FLOWS

	Years ended June 30,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net (loss) income	(411,337,044)	(53,557,885)	17,015,634	2,772,449
Adjustments to reconcile net income to net cash used in operating activities:
Share of net (loss) profits of subsidiaries	(102,449,908)	44,637,902	(29,107,734)	(4,742,681)
Gain on trading investments, net	(653,861)	-	-	-
Impairment loss on other investment	4,409,508	809,270	6,390,487	1,041,237
Share-based compensation	11,437,616	2,760,006	960,337	156,473
Loss on disposal of ELP business	486,628,367	-	-	-
Changes in current assets and liabilities:
Trading investments	6,147,040	-	-	-
Prepaid expenses and other current assets	2,110,219	521,961	(832,791)	(135,691)
Amount due from subsidiaries	-	-	(7,886,116)	(1,284,928)
Other payables and accruals	(14,016,572)	(6,476,145)	128,005	20,857
Deferred revenue	(1,727,027)	(1,457,499)	(1,394,494)	(227,213)
Net cash used in operating activities	(19,451,662)	(12,762,390)	(14,726,672)	(2,399,497)
Cash flows from investing activities:
Repayment from subsidiaries	(270,609)	-	-	-
Disposal of subsidiaries	40,000,000	-	-	-
Net cash provided by investing activities	39,729,391	-	-	-
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	49	-	-	-
Proceeds from exercise of share options	386,458	1,572,428	-	-
Shares repurchase	(18,404,849)	(254,511)	(51,181)	(8,339)
Net cash (used in) provided by financing activities	(18,018,342)	1,317,917	(51,181)	(8,339)
Net increase (decrease) in cash and cash equivalents	2,259,387	(11,444,473)	(14,777,853)	(2,407,836)
Effect of exchange rate changes on cash and cash equivalents	(8,040,649)	(8,068,718)	(3,293,703)	(536,661)
Cash and cash equivalents at the beginning of year	73,290,584	67,509,322	47,996,131	7,820,271
Cash and cash equivalents at the end of year	67,509,322	47,996,131	29,924,575	4,875,774

NOAH EDUCATION HOLDINGS LIMITED
NOTE TO SCHEDULE 1

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year. As of June 30, 2012 and 2013, RMB583,717,942, and RMB613,427,942 (US$99,949,155) of the restricted capital and reserves are not available for distribution, respectively, and as such, the condensed financial information of the Company has been presented for the years ended June 30, 2011, 2012 and 2013.